Derivative Liabilities - Schedule of Convertible Notes and Warrant Issuances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Notes and Warrant Issuances [Abstract]
Fair value at December 31, 2024
Derivative liability – convertible debt conversion feature	339,196
Derivative liability – issuance of warrants	355,468
Fair value adjustment to derivative liability- issuance of warrants	(7,737)
Fair value at December 31, 2025	$ 686,927